Financial risk management - Concentration by industry sector of financial instrument, net of allowance (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 587,134,608	₩ 549,873,781
Financial Guarantees [Member]
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	11,346,421	10,799,393
Non Financial Guarantees [Member]
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	11,346,421	10,799,393
Off Balance Accounts [Member] | Financial Guarantees [Member]
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	11,346,421	10,799,393
Off Balance Accounts [Member] | Non Financial Guarantees [Member]
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 11,346,421	₩ 10,799,393